Goodwill and Intangible Assets - Estimated Amortization Expense on Intangible Assets (Details) $ in Millions	Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 63.9
2021	61.5
2022	58.0
2023	57.6
2024	$ 56.8